CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	$ (9,336,373)	$ (18,676,539)	$ (13,207,064)
Equity in loss of subsidiaries	(76,412)	45,509	230,280
Operating loss	(22,006,868)	(251,551,128)	(10,448,362)
Interest income	418,736	696,292	1,711,117
Interest expense	(1,425,625)	(2,614,543)	(4,716,577)
Net loss	(24,056,359)	(246,527,916)	(12,618,254)
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
General and administrative expenses	(4,927,611)	(10,257,148)	(6,542,591)
Equity in loss of subsidiaries	(1,284)	(145,582,875)	(6,197,150)
Impairment losses recognized on amounts due from subsidiaries	(19,118,382)	(90,652,506)
Operating loss	(24,047,277)	(246,492,529)	(12,739,741)
Interest income	79,407	83,337	332,608
Interest expense			(96,159)
Net loss	$ (23,967,870)	$ (246,409,192)	$ (12,503,292)